Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares
Accrued expenses and other payables	¥ 56,493,791	$ 8,078,505	¥ 56,372,960
Common shares, par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01
Common shares, authorized	500,000,000	500,000,000	500,000,000
Common shares, issued	64,497,800	64,497,800	64,581,140
Common shares, outstanding	63,593,666	63,593,666	63,249,096
Treasury shares, common shares	585,358	585,358	585,358
Consolidated VIE | Nonrecourse
Accrued expenses and other payables | ¥	¥ 62,496		¥ 117,920